Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 2,637,757	¥ 2,279,203
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,297,499	1,991,016
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	300,337	257,392
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	15,914	7,149
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	22,969	22,748
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,039	898
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	14,874	12,932
Fair value of derivative payables	[2]	14,918	12,896
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,668	8,374
Fair value of derivative payables	[2]	8,712	8,517
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	5,612	4,222
Fair value of derivative payables	[2]	5,582	4,013
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	340	145
Fair value of derivative payables	[2]	394	197
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	214	144
Fair value of derivative payables	[2]	180	126
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	40	47
Fair value of derivative payables	[2]	¥ 50	¥ 43

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.